JPMORGAN TRUST IV

270 Park Avenue

New York, NY 10017

November 28, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust IV (the “Trust”) on behalf of

the JPMorgan Emerging Markets Research Enhanced Equity Fund

File Nos. 333-208312 and 811-23117

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information for the Fund listed above does not differ from the prospectuses and statement of additional information contained in the Post-Effective Amendment No. 72 (Amendment 73 under the Investment Company Act of 1940) filed electronically on November 27, 2018.

If you have any questions, please call the undersigned at (212) 648-0152.

Sincerely,

/s/ Anthony Geron
Anthony Geron
Assistant Secretary